Property, Plant and Equipment (Including Consolidated VIEs) (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment consists of the following:

	As of December 31,
	2011	2010
In millions
Land	$6.5	$6.4
Software	31.2	29.1
Buildings and improvements	404.7	270.3
Machinery and equipment	1,470.6	1,571.3
Solar energy systems	896.2	493.3
	2,809.2	2,370.4
Less accumulated depreciation	(851.8)	(708.9)
	1,957.4	1,661.5
Construction in progress – non-solar energy systems	155.5	283.4
Construction in progress – solar energy systems	280.2	88.6
Total property, plant and equipment, net	$2,393.1	$2,033.5